BALANCE SHEET DETAILS - Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaids and other current assets
Prepaid tax	$ 3,468	$ 3,935
Advance to suppliers	53	1,259
Deferred taxes-current		1,305
Other receivable	811	1,833
Prepaid others	2,663	3,056
Total Prepaids and other current assets	$ 6,995	$ 11,388